AMOUNTS RECEIVABLE - ENBpar - Additional information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCING AND LOANS
(-) ECL	R$ (4,736,089)	R$ (1,388,340)
Net receivables	(1,021,645)	(5,843,527)
Main	671,236	1,232,745
Charges	21,603	19,021
Current	692,839	1,251,766
Non-current	328,806	4,591,761
Total	1,021,645	5,843,527
Opening Balance	1,668,710	2,635,209
(+) Additions	1,891,966	619,232
(-) Reversal	(217,633)	(738,732)
Final Balance	R$ 3,296,863	R$ 1,668,710
Electronorte
FINANCING AND LOANS
Average rate	13.30%	6.73%
CGT Eletrosul
FINANCING AND LOANS
Average rate	7.83%	5.76%
Furnas
FINANCING AND LOANS
Average rate	7.27%	5.83%
Amazonas Energia S.A
FINANCING AND LOANS
Average rate	14.81%	7.59%
Gross receivables	R$ 4,596,971	R$ 4,009,587
Equatorial Alagoas Distribuidora de Energa S.A
FINANCING AND LOANS
Average rate	15.65%	5.69%
Gross receivables	R$ 389,979	R$ 1,135,749
Itaipu Binacional
FINANCING AND LOANS
Average rate	5.23%	5.43%
Gross receivables	R$ 84,133	R$ 688,884
Eletropaulo Metropolitana Eletricidade de So Paulo S.A.
FINANCING AND LOANS
Average rate	12.74%	5.34%
Gross receivables	R$ 354,779	R$ 687,679
Equatorial Piau Distribuidora de Energa S.A
FINANCING AND LOANS
Average rate	15.15%	6.29%
Gross receivables	R$ 1,229	R$ 411,595
Boa Vista S.A
FINANCING AND LOANS
Average rate	13.49%	7.02%
Gross receivables	R$ 148,219	R$ 143,896
Electronuclear
FINANCING AND LOANS
Average rate	5.00%	5.00%
Gross receivables	R$ 8,168
Others
FINANCING AND LOANS
Gross receivables	R$ 174,256	R$ 154,477